OPERATING SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014 item	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
OPERATING SEGMENT INFORMATION
Number of segments	5									5
Operating segment information
Revenues	$ 2,755	$ 2,705	$ 2,842	$ 2,830	$ 2,702	$ 2,619	$ 2,741	$ 2,914	$ 2,913	$ 11,079	$ 11,187	$ 11,221
Segment EBITDA	261				113					888	1,187	1,039
Interest expense, net	(51)				(54)					(203)	(238)	(262)
Income tax expense-continuing operations	(37)				18					(137)	(179)	(113)
Income tax benefit-discontinued operations					2					2	3	5
Depreciation and amortization	(116)				(102)					(424)	(408)	(416)
Net income attributable to Huntsman International LLC	57	32	68	49	(23)	(45)	117	127	166	126	365	253
Subtotal
Operating segment information
Segment EBITDA	268				116					893	1,192	1,045
Depreciation and amortization										(422)	(403)	(416)
Discontinued Operations
Operating segment information
Segment EBITDA	(7)				(3)					(5)	(5)	(6)
Depreciation and amortization										(2)	(5)
Operating segments | Polyurethanes
Operating segment information
Revenues	1,200				1,182					4,964	4,894	4,434
Segment EBITDA	158				167					696	726	469
Depreciation and amortization										(156)	(152)	(160)
Operating segments | Performance Products
Operating segment information
Revenues	765				722					3,019	3,065	3,301
Segment EBITDA	92				49					372	360	385
Depreciation and amortization										(121)	(113)	(110)
Operating segments | Advanced Materials
Operating segment information
Revenues	319				336					1,267	1,325	1,372
Segment EBITDA	41				3					86	54	125
Depreciation and amortization										(38)	(31)	(33)
Operating segments | Textile Effects
Operating segment information
Revenues	224				188					811	752	737
Segment EBITDA	8				(27)					(78)	(49)	(199)
Depreciation and amortization										(17)	(23)	(27)
Operating segments | Pigments
Operating segment information
Revenues	318				330					1,269	1,436	1,642
Segment EBITDA	13				3					79	352	501
Depreciation and amortization										(73)	(69)	(74)
Eliminations
Operating segment information
Revenues	(71)				(56)					(251)	(285)	(265)
Corporate and other
Operating segment information
Segment EBITDA	(44)				(79)					(262)	(251)	(236)
Depreciation and amortization										$ (17)	$ (15)	$ (12)